Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss from continuing operations for basic net loss per share of common stock		$ (91,168,280)	$ (7,848,380)	$ (5,664,379)
Net loss from continuing operations for diluted net loss per share of common stock		(91,168,280)	(7,848,380)	(5,664,379)
Net income from discontinued operations for basic net income per share of common stock			53,267,761	19,003
Net income from discontinued operations for diluted net income per share of common stock			$ 53,267,761	$ 19,003
Weighted average common stock outstanding – basic	[1]	24,996,144	13,221,897	437,139
Weighted average common stock outstanding – diluted	[1]	24,996,144	13,221,897	437,139
Net loss per common share from continuing operations - basic	[1]	$ (3.65)	$ (0.59)	$ (12.96)
Net loss per common share from continuing operations - diluted	[1]	(3.65)	(0.59)	(12.96)
Net income per common share from discontinued operations - basic	[1]		4.03	0.04
Net income per common share from discontinued operations - diluted	[1]		$ 4.03	$ 0.04

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.